Short-Term and Long-Term Borrowings (Details 2) - USD ($)		Jun. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total		$ 4,099,570	$ 1,801,887
Pennsylvania Industrial Development Authority [Member]
Debt Instrument [Line Items]
Total	[1]	703,379	748,132
East West Bank - long term [Member]
Debt Instrument [Line Items]
Total	[2]	827,089	$ 916,667
Machinery and Equipment Loan Agreement [Member] | Pennsylvania Industrial Development Authority [Member]
Debt Instrument [Line Items]
2018		89,115
2019		90,687
2020		92,287
2021		93,915
2022		95,572
Thereafter		330,918
Total		792,494
Delayed Draw Term Loan Agreement [Member] | East West Bank - long term [Member]
Debt Instrument [Line Items]
2018		158,333
2019		200,000
2020		200,000
2021		200,000
2022		175,000
Thereafter		52,089
Total		$ 985,422

[1]	On September 28, 2016, Fuling USA entered into a ten-year Machinery and Equipment Loan Agreement with the Pennsylvania Industrial Development Authority for $937,600, with fixed interest rate of 1.75%. This loan has been collateralized by the machinery and equipment, worth approximately $1.72 million. As of June 30, 2018, the amount of long-term borrowing was $792,494, and it consists of $89,115 of which is due within a year and $703,379 which is due over a year.
[2]	On March 9, 2017, Fuling USA entered into a Delayed Draw Term Loan agreement with East West Bank for $1,000,000. The amount drawn will be turned into a 5-year term loan at LIBOR rate plus 3.00%. The loan is guaranteed by Fuling Global. Fuling USA is required to make a restricted deposit of $73,336 for one year with an initial interest rate of 4.19% per annum. The restricted deposit was increased to $121,639 in June 2018. The agreement requires Fuling USA to comply with certain financial covenants and ratios, including to maintain minimum debt service coverage ratio of 1.25 times and to maintain maximum total debt to equity ratio of 3.0 times etc. Fuling USA's compliance with these covenants will be reviewed semi-annually at June 30th and December 31th. Fuling USA was in compliance as of June 30, 2018. On April 7 and December 1, 2017, Fuling USA drew down $500,000 (April 2017 Loan) and $500,000 (December 2017 Loan), respectively. April 2017 loan will expire April 7, 2023 and December 2017 loan will expire on December 1, 2023. Both April 2017 loan and December 2017 loan require interest only payment for the first year and require interest and principal payments for years from second year to sixth year. The effective rate was 4.11% per annum. As of June 30, 2018, the amount of long-term borrowing was $985,422, and it consists of $158,333 of which is due within a year and $827,089 which is due over a year.